Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income	a minimum of 10% of BPPR’s net income
Statutory reserve amount	$ 415,000,000	$ 402,000,000		$ 402,000,000
Transfers To Statutory Reserve	0	0		0
Preferred stock, shares authorized	30,000,000	30,000,000
Dividends, Preferred Stock, Cash	(3,723,000)	(310,000)		(39,857,000)
Preferred stock, shares outstanding	2,006,391	2,006,391
Common stock, shares authorized	1,700,000,000	1,700,000,000		700,000,000
Stock Issued During Period, Value, New Issues	7,690,000	1,150,153,000
Depositary shares issued		46,000,000
Rate Of Conversion Of Convertible Securities		8.3333
Net proceeds from issuance of depositary shares	0	1,101,773,000		0
Stock Issued During Period, Shares, New Issues				185,761,204
Treasury Stock, Shares, Retired				13,597,261
Common Stock, Dividends, Per Share, Cash Paid				$ 0.02
Dividends, Common Stock, Cash				(5,641,000)
Gain Extinguishment Of Junior Subordinated Debentures				80,300,000
Common Stock Impact Stockholders Equity				923,000,000
Common Stock Impact Surplus				612,400,000
Common Stock Impact Accumulated Deficit				311,000,000
Common stock, shares issued	1,026,346,396	1,022,929,158
Warrant Or Right Expiration Term	10-year term
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.1328125
Preferred Stock, Redemption Price Per Share	$ 25
Dividends, Preferred Stock, Cash	1,400,000	117,600		6,000,000
Preferred stock, shares outstanding	885,726	885,726		885,726
Stock Issued During Period, Shares, New Issues	52,714,192
Preferred Stock, Dividend Rate, Percentage	6.375%
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.171875
Dividends, Preferred Stock, Cash	2,300,000	192,600		16,500,000
Preferred stock, shares outstanding	1,120,665	1,120,665		1,120,665
Stock Issued During Period, Shares, New Issues	119,034,680
Preferred Stock, Dividend Rate, Percentage	8.25%
Series B Preferred Stock [Member] | May 28, 2013 through May 28, 2014 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.50
Series B Preferred Stock [Member] | May 28, 2014 through May 28, 2015 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.25
Series B Preferred Stock [Member] | May 28, 2015 And Thereafter [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.00
Series C Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	20,932,836
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.70
Series D Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 1,000
Common Stock
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues	34,000	1,000
Conversion of shares into common shares	0	383,333,333	[1]	0
Stock Issued During Period, Shares, New Issues	3,417,238	50,930		357,510,076	[2]
Treasury Stock, Shares, Retired	0	0		(13,597,261)
Preferred Stock
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues		1,150,000,000	[3]
Conversion of shares into common shares	0	(1,150,000)	[1]	0
Stock Issued During Period, Shares, New Issues	0	1,150,000	[1]	0
Surplus
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	13,000,000			10,000,000
Stock Issued During Period, Value, New Issues	7,656,000	152,000
Accumulated deficit
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	(13,000,000)			(10,000,000)
Dividends, Preferred Stock, Cash	(3,723,000)	(310,000)		(39,857,000)
Dividends, Common Stock, Cash				$ (5,641,000)

[1]	Issuance of 46,000,000 in depositary shares; converted into 383,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).
[2]	Shares issued in exchange of Series A and B Preferred Stock and early extinguishment of debt (exchange of trust preferred securities for common stock).
[3]	Issuance and subsequent conversion of depositary shares representing interests in shares of contingent convertible non-cumulative preferred stock, Series D, into common stock.